CONVERTIBLE NOTES (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of detailed information about borrowings [Table Text Block]

Convertible Note balance August 31, 2017	$13,925
Transaction costs incurred during the year	(95)
Interest payments	(1,416)
Accretion and interest incurred during the year	2,378
Debt portion of the Convertible Notes August 31, 2018	14,792
Embedded Derivatives balance August 31, 2018 (see below)	61
Convertible Note balance August 31, 2018	$14,853
Transactions costs incurred	(79)
Interest payments	(1,374)
Accretion and interest incurred during the year	2,487
Embedded Derivatives balance August 31, 2019 (see below)	188
Convertible Note balance August 31, 2019	$16,075

Disclosure of detailed information about valuation assumptions for embedded derivatives [Table Text Block]
Valuation Date	August 31, 2019	August 31, 2018
Share Price (USD)	$1.99	$1.00
Volatility	80.90%	72.43%
Risk free rate	1.55%	2.71%
Credit spread	15.11%	11.58%
All-in rate	16.66%	14.30%